CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (STATEMENTS OF CHANGES OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (LOSS)) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Increase (Decrease) in Equity
Balance	$ 19,335,233	$ 40,012,946	$ 283,401,981
Balance (in shares)	101,560,744
Exercise of share options			39,000
Restricted shares
Restricted shares (in shares)	560,400	194,200
Share-based compensation	570,681	842,290	668,654
Foreign currency transaction adjustment	(328,367)	2,536,356	2,431,227
Net loss	(31,465,947)	(24,056,359)	(246,527,916)
Balance	(10,253,238)	19,335,233	40,012,946
Balance (in shares)	102,121,144	101,560,744
Common shares [Member]
Increase (Decrease) in Equity
Balance	10,156	10,137	10,131
Balance (in shares)	101,560,744	101,366,544	101,313,015
Exercise of share options			4
Exercise of share options (in shares)			39,100
Restricted shares	56	19	2
Restricted shares (in shares)	560,400	194,200	14,429
Share-based compensation
Foreign currency transaction adjustment
Net loss
Balance	10,212	10,156	10,137
Balance (in shares)	102,121,144	101,560,744	101,366,544
Additional paid-in capital [Member]
Increase (Decrease) in Equity
Balance	343,512,927	342,670,656	341,963,008
Exercise of share options			38,996
Restricted shares	(56)	(19)	(2)
Share-based compensation	570,681	842,290	668,654
Foreign currency transaction adjustment
Net loss
Balance	344,083,552	343,512,927	342,670,656
Accumulated deficit [Member]
Increase (Decrease) in Equity
Balance	(364,106,277)	(340,138,407)	(93,729,215)
Exercise of share options
Restricted shares
Share-based compensation
Foreign currency transaction adjustment
Net loss	(31,077,215)	(23,967,870)	(246,409,192)
Balance	(395,183,492)	(364,106,277)	(340,138,407)
Accumulated other comprehensive income [Member]
Increase (Decrease) in Equity
Balance	39,908,028	37,371,672	34,940,445
Exercise of share options
Restricted shares
Share-based compensation
Foreign currency transaction adjustment	(328,367)	2,536,356	2,431,227
Net loss
Balance	39,579,661	39,908,028	37,371,672
VISIONCHINA MEDIA INC. [Member]
Increase (Decrease) in Equity
Balance	19,324,834	39,914,058	283,184,369
Balance (in shares)	101,560,744
Exercise of share options			39,000
Restricted shares
Share-based compensation	570,681	842,290	668,654
Foreign currency transaction adjustment	(328,367)	2,536,356	2,431,227
Net loss	(31,077,215)	(23,967,870)	(246,409,192)
Balance	(11,510,067)	19,324,834	39,914,058
Balance (in shares)	102,121,144	101,560,744
VISIONCHINA MEDIA INC. [Member] | Common shares [Member]
Increase (Decrease) in Equity
Balance	10,156	10,137	10,131
Balance (in shares)	101,560,744	101,366,544	101,313,015
Exercise of share options			4
Exercise of share options (in shares)			39,100
Restricted shares	56	19	2
Restricted shares (in shares)	560,400	194,200	14,429
Share-based compensation
Foreign currency transaction adjustment
Net loss
Balance	10,212	10,156	10,137
Balance (in shares)	102,121,144	101,560,744	101,366,544
VISIONCHINA MEDIA INC. [Member] | Additional paid-in capital [Member]
Increase (Decrease) in Equity
Balance	343,512,927	342,670,656	341,963,008
Exercise of share options			38,996
Restricted shares	(56)	(19)	(2)
Share-based compensation	570,681	842,290	668,654
Foreign currency transaction adjustment
Net loss
Balance	344,083,552	343,512,927	342,670,656
VISIONCHINA MEDIA INC. [Member] | Accumulated deficit [Member]
Increase (Decrease) in Equity
Balance	(364,106,277)	(340,138,407)	(93,729,215)
Exercise of share options
Restricted shares
Share-based compensation
Foreign currency transaction adjustment
Net loss	(31,077,215)	(23,967,870)	(246,409,192)
Balance	(395,183,492)	(364,106,277)	(340,138,407)
VISIONCHINA MEDIA INC. [Member] | Accumulated other comprehensive income [Member]
Increase (Decrease) in Equity
Balance	39,908,028	37,371,672	34,940,445
Exercise of share options
Restricted shares
Share-based compensation
Foreign currency transaction adjustment	(328,367)	2,536,356	2,431,227
Net loss
Balance	$ 39,579,661	$ 39,908,028	$ 37,371,672